SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS (Details) $ / shares in Units, $ in Thousands									3 Months Ended	12 Months Ended
		Jan. 05, 2022 USD ($) $ / shares	Dec. 29, 2021 USD ($)	Aug. 13, 2021 USD ($) $ / shares	Jun. 24, 2021 USD ($) $ / shares	Apr. 01, 2021 USD ($) $ / shares	Jun. 15, 2020 USD ($) $ / shares	Jun. 12, 2020 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Credit Derivatives [Line Items]
Risk-free interest rate (%)			1.29%
Expected dividend yield			0.00%
Contractual term (years)			5 years
Convertible notes amount | $										$ 773	$ 1,431
Fair value of the conversion feature (U.S. dollars in thousands) | $			$ 519
Scenario One [Member]
Credit Derivatives [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $		$ 56				$ 89	$ 359		$ 44
Scenario One [Member] | Measurement Input, Expected Dividend Rate [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input		0				0	0		0
Scenario One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input		0.65				1.85	1.85		1.85
Scenario One [Member] | Measurement Input, Expected Term [Member]
Credit Derivatives [Line Items]
Expected term (years)		1 year 6 months 25 days				1 year 3 months 29 days	1 year 3 months 29 days		1 year 3 months 29 days
Scenario One [Member] | Measurement Input, Option Volatility [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input		154.86				158.6	158.6		158.60
Scenario One [Member] | Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Share price | $ / shares		$ 0.025				$ 0.022	$ 0.022		$ 0.022
Scenario One [Member] | Measurement Input, Exercise Price [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input | $ / shares		0.05				0.05	0.05		0.05
Scenario Two [Member]
Credit Derivatives [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $		$ 40				$ 54	$ 219		$ 27
Scenario Two [Member] | Measurement Input, Expected Dividend Rate [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input		0				0	0		0
Scenario Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input		0.40				1.85	1.35		1.35
Scenario Two [Member] | Measurement Input, Expected Term [Member]
Credit Derivatives [Line Items]
Expected term (years)		11 months 26 days				1 year 3 months 29 days	9 months		9 months
Scenario Two [Member] | Measurement Input, Option Volatility [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input		158				158.6	158.3		158.30
Scenario Two [Member] | Measurement Input, Share Price [Member]
Credit Derivatives [Line Items]
Share price | $ / shares		$ 0.025				$ 0.022	$ 0.022		$ 0.022
Scenario Two [Member] | Measurement Input, Exercise Price [Member]
Credit Derivatives [Line Items]
Debt instrument measurement input | $ / shares		0.05				0.05	0.05		0.05
Loan One [Member]
Credit Derivatives [Line Items]
Expected volatility (%)				149.04%						164.43%
Risk-free interest rate (%)				0.05%						0.10%
Expected dividend yield				0.00%						0.00%
Contractual term (years)				4 months 2 days	1 year 6 months					11 months 12 days
Conversion price | $ / shares	[1]
Share price | $ / shares				$ 0.05						$ 0.045
Convertible notes amount | $				$ 1,312						$ 1,275
Fair value of the conversion feature (U.S. dollars in thousands) | $				$ 379						$ 381
Conversion price percentage								85.00%
Loan Two [Member]
Credit Derivatives [Line Items]
Expected volatility (%)				151.48%	156.80%
Risk-free interest rate (%)				0.13%	0.17%
Expected dividend yield				0.00%	0.00%
Contractual term (years)				1 year 4 months 9 days
Conversion price | $ / shares	[2]
Share price | $ / shares				$ 0.05	$ 0.3
Convertible notes amount | $				$ 397	$ 397
Fair value of the conversion feature (U.S. dollars in thousands) | $				$ 115	$ 117
Conversion price percentage								85.00%
Black-Scholes Option-Pricing Model [Member]
Credit Derivatives [Line Items]
Expected volatility (%)								65.69%		164.43%
Risk-free interest rate (%)								0.18%		0.10%
Expected dividend yield								0.00%		0.00%
Contractual term (years)								1 year 6 months		11 months 12 days
Conversion price | $ / shares	[3]
Share price | $ / shares								$ 0.21		$ 0.045
Convertible notes amount | $								$ 1,275		$ 1,275
Fair value of the conversion feature (U.S. dollars in thousands) | $								$ 285		$ 381
Conversion price percentage								85.00%		85.00%

[1]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date
[2]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.
[3]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.